Intangible Assets (Details Narrative) - NZD ($) $ in Thousands		6 Months Ended		12 Months Ended
	Jan. 28, 2020	Jul. 31, 2020	Jul. 31, 2019	Jan. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, goodwill			$ 2,480
Gogogo SRL [Member]
Disclosure of detailed information about intangible assets [line items]
Sale of rights, title and interest	$ 600
FOH License [Member]
Disclosure of detailed information about intangible assets [line items]
Cash flow forecast period		48 years 6 months	49 years 6 months
Post-tax discount rate		10.50%
FOH License [Member] | FY2022 [Member]
Disclosure of detailed information about intangible assets [line items]
Sales growth		14.00%
FOH License [Member] | FY2023 and FY2026 [Member]
Disclosure of detailed information about intangible assets [line items]
Sales growth		10.00%
FOH License [Member] | FY2022 and FY2026 [Member] | Minimum [Member]
Disclosure of detailed information about intangible assets [line items]
Net margin		37.00%
EBITDA margin		16.00%
FOH License [Member] | FY2022 and FY2026 [Member] | Maximum [Member]
Disclosure of detailed information about intangible assets [line items]
Net margin		45.00%
EBITDA margin		29.00%
FOH License [Member] | Beyond Year 5 [Member]
Disclosure of detailed information about intangible assets [line items]
Long term sales growth rate		1.00%
Brands [Member]
Disclosure of detailed information about intangible assets [line items]
Long term sales growth rate		1.00%		2.00%
Fair value less costs		$ 1,300
Royalty rate		5.00%		5.00%
Brands [Member] | FY2022 [Member] | Minimum [Member]
Disclosure of detailed information about intangible assets [line items]
Sales growth		12.00%
Brands [Member] | FY2022 [Member] | Maximum [Member]
Disclosure of detailed information about intangible assets [line items]
Sales growth		138.00%
Brands [Member] | FY2023 and FY2026 [Member]
Disclosure of detailed information about intangible assets [line items]
Sales growth				2.50%
Brands [Member] | FY2023 and FY2026 [Member] | Minimum [Member]
Disclosure of detailed information about intangible assets [line items]
Sales growth		3.00%
Brands [Member] | FY2023 and FY2026 [Member] | Maximum [Member]
Disclosure of detailed information about intangible assets [line items]
Sales growth		8.00%
US Brands [Member]
Disclosure of detailed information about intangible assets [line items]
Cash flow forecast period		5 years		5 years
Post-tax discount rate		0.00%		10.50%
NZ Brands [Member]
Disclosure of detailed information about intangible assets [line items]
Post-tax discount rate		13.85%		11.75%
Software & Website [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, goodwill			$ 200